Risk management and financial instruments (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended																															12 Months Ended																													12 Months Ended						12 Months Ended		2 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Petrobras [Member]	Dec. 31, 2010 Contract Revenues [Member] Customer Concentration Risk [Member] Petrobras [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Total [Member]	Dec. 31, 2010 Contract Revenues [Member] Customer Concentration Risk [Member] Total [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2010 Contract Revenues [Member] Customer Concentration Risk [Member] Exxon [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Shell [Member]	Dec. 31, 2010 Contract Revenues [Member] Customer Concentration Risk [Member] Shell [Member]	Dec. 31, 2011 Contract Revenues [Member] Customer Concentration Risk [Member] Statoil [Member]	Dec. 31, 2010 Contract Revenues [Member] Customer Concentration Risk [Member] Statoil [Member]	Dec. 31, 2011 Uninsured Risk [Member] USD ($)	Dec. 31, 2011 Recurring [Member] USD ($)	Dec. 31, 2010 Recurring [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2010 Recurring [Member] Level 1 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2010 Recurring [Member] Level 2 [Member] USD ($)	Dec. 31, 2011 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2010 Recurring [Member] Level 3 [Member] USD ($)	Dec. 31, 2011 Fair value [Member] USD ($)	Dec. 31, 2010 Fair value [Member] USD ($)	Dec. 31, 2011 Carrying value [Member] USD ($)	Dec. 31, 2010 Carrying value [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Uninsured Risk [Member]	Dec. 31, 2011 Maximum [Member] Uninsured Risk [Member]	Dec. 31, 2011 Consolidated Variable Interest Entities [Member]	Dec. 31, 2011 Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 1 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 3 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 4 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 5 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 6 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 7 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 8 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 9 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 10 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 11 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 12 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 13 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 14 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 15 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 16 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 17 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 18 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 19 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 20 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 21 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 22 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 23 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 24 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 25 [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 26 [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Swap 27 [Member] Consolidated Variable Interest Entities [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Swap 2 [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Swap 2 [Member] NOK	Dec. 31, 2011 Forward Contracts [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member] USD ($)	Dec. 31, 2011 Forward Contracts [Member] Minimum [Member] NOK	Dec. 31, 2011 Forward Contracts [Member] Maximum [Member] NOK	Dec. 31, 2011 Total Return Swap [Member] USD ($)	Dec. 31, 2010 Total Return Swap [Member] USD ($)	Jul. 31, 2008 Total Return Swap [Member] Swap 28 [Member]	Jul. 31, 2008 Total Return Swap [Member] Swap 28 [Member] Minimum [Member] NOK	Jul. 31, 2008 Total Return Swap [Member] Swap 28 [Member] Maximum [Member] NOK	Feb. 28, 2009 Total Return Swap [Member] Swap 29 [Member] NOK	Nov. 30, 2008 Total Return Swap [Member] Swap 29 [Member] NOK	Aug. 31, 2009 Total Return Swap [Member] Swap 30 [Member] NOK	Jan. 31, 2011 Total Return Swap [Member] Swap 31 [Member]	Sep. 30, 2010 Total Return Swap [Member] Swap 31 [Member]	Feb. 28, 2010 Total Return Swap [Member] Swap 31 [Member] NOK	Sep. 30, 2011 Total Return Swap [Member] Swap 32 [Member] NOK
Derivative [Line Items]
Number of variable interest entities with interest rate swaps																													2
Total fair value of interest rate swaps and cross currency interest rate swaps outstanding	$ 345	$ 145
Outstanding principal																														4,738	2,706		50	300	150	150	200	200	350	300	88	350	100	100	200	200	250	250	500	100	100	200	100	100	200	200	470	518	34	174	34	220
Name of unit																																																									West Polaris	West Taurus
Receive rate, variable rate basis																																	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	6 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	1 month LIBOR	1 month LIBOR			3 month NIBOR	3 month NIBOR
Receive rate, basis spread on variable rate																																																													1.20%	1.20%
Pay rate, fixed rate																																	4.63%	3.16%	3.34%	3.30%	2.83%	3.27%	3.80%	3.54%	3.83%	3.36%	2.22%	2.24%	2.17%	2.17%	2.71%	2.62%	2.06%	2.17%	2.17%	2.57%	2.56%	2.74%	2.14%	2.14%	3.89%	2.19%
Pay rate, variable rate basis																																																													3 month LIBOR	3 month LIBOR
Pay rate, basis spread on variable rate																																																													1.30%	1.30%
Length of contract, inception date																																	May 31, 2005	Dec. 31, 2008	Jun. 30, 2013	Jun. 30, 2013	Jan. 31, 2011	Mar. 31, 2013	Sep. 30, 2011	Sep. 30, 2011	Mar. 31, 2008	Sep. 30, 2011	Jan. 31, 2011	Jan. 31, 2011	Jan. 31, 2011	Jan. 31, 2011	May 31, 2009	May 31, 2009	Mar. 31, 2009	Aug. 31, 2012	Aug. 31, 2012	Jun. 30, 2012	Jun. 30, 2012	May 31, 2012	May 31, 2011	May 31, 2011	Jul. 31, 2008	Dec. 31, 2008			Sep. 30, 2005	Sep. 30, 2005
Length of contract, maturity date																																	May 31, 2015	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2018	Jan. 31, 2018	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2016	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016	Jan. 31, 2016	May 31, 2014	May 31, 2014	Mar. 31, 2014	Aug. 31, 2017	Aug. 31, 2017	Jun. 30, 2017	Jun. 30, 2017	May 31, 2017	Jan. 31, 2016	Jan. 31, 2016	Oct. 31, 2012	Aug. 31, 2013			Sep. 30, 2012	Sep. 30, 2012
Change in unrealized gain (loss) on interest rate swaps in VIEs	20	(11)	15																													20
Amount of currency to be sold																																																															264
Forward exchange rate																																																																	5.75	6.40
(Loss) gain on derivative instrument																																																															(3)	3			5	27
Underlying security (in shares)																																																																					4,500,000				4,500,000	4,500,000	2,000,000	2,750,000	3,500,000	2,000,000
Agreed reference price																																																																						141.20	157.80	61.3	56.7	98.44			125.70	177.21
Reduction in underlying security (in shares)																																																																											750,000	750,000
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents																							483	755	483	755
Restricted cash																							482	460	482	460
Current portion of long-term debt																							1,419	981	1,419	981
Long-term portion of floating rate debt																							7,711	6,509	7,711	6,509
Long term portion of fixed rate CIRR loans																							250	305	250	305
Fixed interest convertible bonds																							735	1,535	545	1,287
Assets [Abstract]
Marketable securities															24	598	4	554	0	0	20	44
Derivative Assets																3		0		3		0
TRS equity swap contracts															11	38	0	0	11	38	0	0
Other derivative instruments - short term receivable															3	7	1	7	2	0	0	0
Total assets															38	646	5	561	13	41	20	44
Liabilities [Abstract]
Interest rate swap contracts - short term payable															372	144	0	0	372	144	0	0
Currency forward contracts - short term payable															3				3
Other derivative instruments - short term payable															39				39
Total liabilities															414	144	0	0	414	144	0	0
Fair value measurements using unobservable inputs [Roll Forward]
Beginning balance	44
Realization	(22)
Purchase	13
Changes in fair value of bonds	(15)
Closing balance	20	44
Retained Risk [Abstract]
Maximum risk of loss from insurance deductibles per occurrence														$ 5
Number of semi tenders insured														3
Self-insured retention period														60 days
Compensation period																											210 days	290 days
Concentration Risk [Line Items]
Concentration Risk, Percentage				17.00%	17.00%	15.00%	10.00%	10.00%	7.00%	10.00%	9.00%	7.00%	15.00%